Pension Plans and Other Postretirement Benefit Plans - Summary of Other Pre-tax Changes in Plan Assets and Benefit Obligations (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Pension Plan [Member]
Disclosure In Tabular Form Of Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income Before Tax [Line Items]
Actuarial gain (loss), net	$ (3,306)	$ (5,244)	$ 232
Recognized actuarial loss	1,386	1,093	1,336
Recognized prior service credit	0	0	0
Curtailments	0	91	0
Settlement loss recognized	0	870	67
Total recognized in other comprehensive income (loss)	(1,920)	(3,190)	1,635
Postretirement Plan [Member]
Disclosure In Tabular Form Of Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income Before Tax [Line Items]
Actuarial gain (loss), net	501	76	(277)
Recognized actuarial loss	34	98	6
Recognized prior service credit	0	0	0
Curtailments	0	65	0
Settlement loss recognized	0	0	0
Total recognized in other comprehensive income (loss)	$ 535	$ 239	$ (271)